Foreign Currency Amounts - Schedule of Foreign Currency Amount (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and deposits in banks	$ 250,089,093	$ 335,692,114	$ 382,135,611
Debt securities at fair value through profit or loss	211,054,112	63,125,824
Other financial assets	57,944,523	68,497,221
Loans and other financing	598,600,865	686,328,209
Financial assets delivered as guarantee	30,620,278	34,993,147
Equity Instruments at fair value through profit or loss	839,458	7,365,144
TOTAL ASSETS	2,090,120,158	1,946,567,225
LIABILITIES
Deposits	1,653,447	1,872,336
Financial sector	1,553,777,301	1,405,563,239
Liabilities as fair value through profit or loss	526,027	3,170,711
Other financial liabilities	135,091,316	131,278,389
Issued corporate bonds	2,715,556	5,825,893
Subordinated Corporate Bonds	72,129,837	81,762,819
Other non financial liabilities	42,809,291	93,758,925
TOTAL LIABILITIES	1,577,891,283	1,479,769,834
Equity attributable to owners of parent [member]
ASSETS
Cash and deposits in banks	210,633,760	237,705,445
Debt securities at fair value through profit or loss	177,936,106	2,403,624
Other financial assets	15,674,298	11,667,552
Loans and other financing	35,940,193	29,871,080
From the non-financial private sector and foreign residents	35,940,193	29,871,080
Other debt securities	53,834,855	65,977,832
Financial assets delivered as guarantee	4,897,889	4,474,038
Equity Instruments at fair value through profit or loss	159,400	136,351
TOTAL ASSETS	499,076,501	352,235,922
LIABILITIES
Deposits	171,020,993	188,175,885
Non financial government sector	6,163,095	14,953,269
Financial sector	1,399,299	1,481,552
Non financial private sector and foreign residents	163,458,599	171,741,064
Liabilities as fair value through profit or loss	526,027	246,045
Other financial liabilities	16,098,638	12,676,197
Financing from Central Bank and other financial Institutions	2,397,637	538,958
Issued corporate bonds	2,715,556
Subordinated Corporate Bonds	72,129,837	81,762,819
Other non financial liabilities	54,067	78,773
TOTAL LIABILITIES	264,942,755	$ 283,478,677
Equity attributable to owners of parent [member] | UNITED STATES
ASSETS
Cash and deposits in banks	209,280,210
Debt securities at fair value through profit or loss	177,936,106
Other financial assets	15,673,799
Loans and other financing	35,940,193
From the non-financial private sector and foreign residents	35,940,193
Other debt securities	53,834,855
Financial assets delivered as guarantee	4,886,503
Equity Instruments at fair value through profit or loss	159,400
TOTAL ASSETS	497,711,066
LIABILITIES
Deposits	170,830,412
Non financial government sector	6,163,095
Financial sector	1,399,299
Non financial private sector and foreign residents	163,268,018
Liabilities as fair value through profit or loss	526,027
Other financial liabilities	15,901,667
Financing from Central Bank and other financial Institutions	2,397,637
Issued corporate bonds	2,715,556
Subordinated Corporate Bonds	72,129,837
Other non financial liabilities	54,067
TOTAL LIABILITIES	264,555,203
Equity attributable to owners of parent [member] | Euro Member Countries, Euro
ASSETS
Cash and deposits in banks	906,888
Other financial assets	499
Financial assets delivered as guarantee	11,386
TOTAL ASSETS	918,773
LIABILITIES
Deposits	190,581
Non financial private sector and foreign residents	190,581
Other financial liabilities	175,733
TOTAL LIABILITIES	366,314
Equity attributable to owners of parent [member] | Brazil, Brazil Real
ASSETS
Cash and deposits in banks	39,623
TOTAL ASSETS	39,623
Equity attributable to owners of parent [member] | Other Currency [member]
ASSETS
Cash and deposits in banks	407,039
TOTAL ASSETS	407,039
LIABILITIES
Other financial liabilities	21,238
TOTAL LIABILITIES	$ 21,238